Equity Capital and Earnings Per share - Dividends Payable on Non-cumulative Preferred Shares (Detail)	12 Months Ended
Dec. 31, 2025 $ / shares
Class A preferred shares, Series 2
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.290630
Class A preferred shares, Series 3
Disclosure of Dividends [line items]
Dividend declared but not paid	0.281250
Class 1 preferred shares, Series 3
Disclosure of Dividends [line items]
Dividend declared but not paid	0.146750
Class 1 preferred shares, Series 4
Disclosure of Dividends [line items]
Dividend declared but not paid	0.223645
Class 1 preferred shares, Series 9
Disclosure of Dividends [line items]
Dividend declared but not paid	0.373625
Class 1 preferred shares, Series 11
Disclosure of Dividends [line items]
Dividend declared but not paid	0.384938
Class 1 preferred shares, Series 13
Disclosure of Dividends [line items]
Dividend declared but not paid	0.396875
Class 1 preferred shares, Series 15
Disclosure of Dividends [line items]
Dividend declared but not paid	0.360938
Class 1 preferred shares, Series 17
Disclosure of Dividends [line items]
Dividend declared but not paid	0.346375
Class 1 preferred shares, Series 19
Disclosure of Dividends [line items]
Dividend declared but not paid	0.323063
Class 1 preferred shares, Series 25
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.371375